Related Party Balances and Transactions - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
VC Marine Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Common director	Common director
Related parties transaction amount			RM 1,228,437
VC Marine Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Common director	Common director
Related parties transaction amount				739,879
Star Sprite Limited [Member]
Related Party Transaction [Line Items]
Relationship	Common director	Common director
Related parties transaction amount	RM 3,259,111	$ 803,528	3,320,276	2,108,419
Darren Hoo Wei Sern [Member]
Related Party Transaction [Line Items]
Relationship	Director	Director
Related parties transaction amount	RM 779	$ 192	61,995	RM 50,188
Sub-contractor charges [Member]
Related Party Transaction [Line Items]
Relationship	VC Marine Sdn Bhd	VC Marine Sdn Bhd
Related parties transaction amount			3,501,194
Net Repayment of Sub-Contractor Charges To [Member]
Related Party Transaction [Line Items]
Relationship	VC Marine Sdn Bhd	VC Marine Sdn Bhd
Related parties transaction amount			(4,729,631)
Expenses paid on behalf of Company [Member]
Related Party Transaction [Line Items]
Relationship	Star Sprite Limited	Star Sprite Limited
Related parties transaction amount			1,211,857
Expenses Paid on Behalf by Director [Member]
Related Party Transaction [Line Items]
Relationship	Hoo Wei Sern	Hoo Wei Sern
Related parties transaction amount			71,818
Net Advance from/ (Repayment) to Director [Member]
Related Party Transaction [Line Items]
Relationship	Hoo Wei Sern	Hoo Wei Sern
Related parties transaction amount			RM (60,011)